Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Sale of software	$ 134,732	$ 96,869	$ 375,007	$ 289,437	$ 390,583	$ 601,141
Software as a service	180,517	137,343	461,734	363,842	525,282	281,899
Software maintenance services	241,358	256,441	732,160	748,354	988,690	941,531
Professional services	81,751	153,895	436,977	337,680	502,952	382,717
Third Party services	35,882	34,897	116,109	180,272	194,226	129,703
Total revenues	674,240	679,445	2,121,987	1,919,585	2,601,733	2,336,991
Cost of revenues:
Sale of software	32,714	16,432	71,515	54,001	73,566	125,108
Software as a service	78,915	66,180	228,154	176,416	247,928	121,466
Software maintenance services	30,432	25,019	87,463	109,564	127,805	128,597
Professional services	36,688	32,476	183,133	94,443	135,486	100,768
Third Party services	5,209	26,103	33,707	108,918	125,024	72,078
Total cost of revenues	183,958	166,210	603,972	543,342	709,809	548,017
Gross profit	490,282	513,235	1,518,015	1,376,243	1,891,924	1,788,974
Operating expenses:
General and administrative	490,943	396,638	1,571,184	1,525,294	2,118,924	2,541,867
Sales and marketing	141,315	338,843	560,735	842,421	1,132,292	791,291
Depreciation	3,231	2,437	9,016	8,160	10,687	11,626
Total operating expenses	635,489	737,918	2,140,935	2,375,875	3,261,903	3,344,784
Loss from operations	(145,207)	(224,683)	(622,920)	(999,632)	(1,369,979)	(1,555,810)
Other income (expense)
Interest expense, net	(141,483)	(22,084)	(411,761)	(184,865)	(206,332)	(2,365,618)
Total other income (expense)	(141,483)	(22,084)	(411,761)	(184,865)	(206,332)	(2,365,618)
Net loss	$ (286,690)	$ (246,767)	$ (1,034,681)	$ (1,184,497)	$ (1,576,311)	$ (3,921,428)
Basic and diluted net loss per share:	$ (0.02)	$ (0.01)	$ (0.06)	$ (0.07)	$ (0.09)	$ (0.55)
Weighted average number of common shares outstanding - basic and diluted	17,376,012	16,810,582	17,369,012	16,622,864	16,650,085	7,152,276